Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Common Stock to be Issued	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Oct. 16, 2016
Balance, shares at Oct. 16, 2016
Common stock issued to founder		$ 52,733		(25,000)	(27,733)
Common stock issued to founder, shares		52,732,969
Capital contribution				25,000		25,000
Net loss
Balance at Dec. 31, 2016		$ 52,733			(27,733)	25,000
Balance, shares at Dec. 31, 2016		52,732,969
Distribution				(25,000)		(25,000)
Effect of reverse merger		$ 6,951		(510,617)		(503,666)
Effect of reverse merger, shares		6,951,275
Issuance of common stock in private placement		$ 2,991		2,240,381		2,243,372
Issuance of common stock in private placement, shares		2,991,163
Common stock subscribed, but not issued			400,000			400,000
Net loss					(334,788)	(334,788)
Balance at Dec. 31, 2017		$ 62,675	$ 400,000	$ 1,704,764	$ (362,521)	1,804,918
Balance, shares at Dec. 31, 2017		62,675,407
Net loss						(794,889)
Balance at Jun. 30, 2018						$ 1,686,366